Consolidated statements of comprehensive income or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated statements of comprehensive income or loss
Profit for the year	$ 126,398	$ 84,209	$ 28,051
Items that may not be reclassified subsequently to profit or loss:
Actuarial loss	(51)		(23)
Items that may be reclassified subsequently to profit or loss:
Effective portion of changes in fair value of cash flow hedges, net of amounts recycled to profit or loss	(258)	2,667	(6,522)
Recycled loss of cash flow hedges reclassified to profit or loss		4,368	23,514
Other comprehensive income/(loss) for the year	(309)	7,035	16,969
Total comprehensive income/(loss) for the year	126,089	91,244	45,020
Attributable to:
Owners of the Group	47,374	22,541	(4,517)
Non-controlling interests	$ 78,715	$ 68,703	$ 49,537